Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities measured and recorded at fair value on a recurring basis:

(in USD)	December 31, 2024	December 31, 2025
Assets
Crypto assets held	60,027,818	11,640,525
Crypto asset collateral receivable from related party	737,007,086	1,256,845,932
USDC	925,170	979,135
Total assets	797,960,074	1,269,465,592
Liabilities
Amounts due to related parties—crypto assets liabilities	—	5,970
Crypto asset collateral payable to customers	782,796,571	498,097,122
Crypto assets collateral payable to related party	—	659,615,535
Total liabilities	782,796,571	1,157,718,627